UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:           June 30, 2006

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Sanborn Kilcollin Partners, LLC
Address:   70 West Madison Street, Suite 5320
           Chicago, IL 60602

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:   Thomas Eric Kilcollin
Title:  Managing Member
Phone:  312-499-0900
Signature, Place, and Date of Signing:

    /s/ T. Eric Kilcollin         Chicago, IL             August 14, 2006
    ---------------------   ------------------          ------------------
         (Signature)          (City, State)                   (Date)

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          23
Form 13F Information Table Value Total:    $ 281058
                                          (Thousands)
List of Other Included Managers:
NONE

                                                 FORM 13F INFORMATION TABLE
                                                          VALUE    SHARES/  SH/ PUT/ INVSTMT    OTHER        VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED  NONE
----------------------------- ---------------- --------- --------- --------- --- ---- ------- ------------ --------- ------ ------
ALTRIA GROUP INC              COMM             02209S103     15482    210840 SH        SOLE                   210840
AMERICAN GREETINGS CORP CL A  COMM             026375105     10150    483125 SH        SOLE                   483125
ANHEUSER BUSCH COMPANIES INC  COMM             035229103      9129    200231 SH        SOLE                   200231
APACHE CORP                   COMM             037411105     14307    209624 SH        SOLE                   209624
BLACK & DECKER CORP           COMM             091797100     12150    143850 SH        SOLE                   143850
BRUNSWICK CORP                COMM             117043109      6569    197570 SH        SOLE                   197570
CLOROX CO                     COMM             189054109     12362    202753 SH        SOLE                   202753
COOPER INDUSTRIES INC-W/RTS T COMM             G24182100     14777    159029 SH        SOLE                   159029
ELECTRONIC DATA SYSTEMS CORP  COMM             285661104     10211    424381 SH        SOLE                   424381
FORTUNE BRANDS INC            COMM             349631101      7958    112072 SH        SOLE                   112072
JOY GLOBAL INC                COMM             481165108     14395    276343 SH        SOLE                   276343
MASCO CORP                    COMM             574599106      9395    316967 SH        SOLE                   316967
MATTEL INC                    COMM             577081102      9707    587945 SH        SOLE                   587945
MERCK & CO INC                COMM             589331107     14136    388028 SH        SOLE                   388028
NEWELL RUBBERMAID INC         COMM             651229106      8760    339154 SH        SOLE                   339154
NORFOLK SOUTHERN CORP         COMM             655844108     19690    369977 SH        SOLE                   369977
PFIZER INC                    COMM             717081103     11459    488222 SH        SOLE                   488222
PHELPS DODGE CORP             COMM             717265102     20862    253922 SH        SOLE                   253922
POLYONE CORP                  COMM             73179P106      5515    628103 SH        SOLE                   628103
TRIBUNE CO NEW W/RTS TO PUR   COMM             896047107     11339    349650 SH        SOLE                   349650
TRINITY INDS INC              COMM             896522109     19739    488590 SH        SOLE                   488590
TYCO INTERNATIONAL LTD NEW    COMM             902124106      7795    283444 SH        SOLE                   283444
WAL MART STORES INC           COMM             931142103     15173    314980 SH        SOLE                   314980